Intangible assets and goodwill	9 Months Ended
Sep. 30, 2025
Intangible Assets Including Goodwill [Abstract]
Intangible assets and goodwill	Intangible assets and goodwill
Changes in the net book value of intangible assets for the nine months ended September 30, 2025 and 2024 are as follows (in thousands):

	September 30, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$—	$388	$443,470
Acquisition	—	—	—	—	—	65	65
Acquired from business combination	36,126	500	—	—	—	36,487	$73,113
Amortization	—	(28)	(1,762)	(554)	—	(1,283)	(3,627)
Translation differences	2,018	3	695	738	—	156	3,610
Ending balance	$433,948	$35,484	$5,130	$6,256	$—	$35,813	$516,631

	September 30, 2024
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Balance at January 1, 2024	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275
Acquisition	—	13	—	—	—	5	18
Amortization	—	(2)	(1,712)	(538)	—	(86)	(2,338)
Translation differences	183	—	55	68	—	2	308
Ending balance	$396,887	$35,011	$7,228	$6,692	$—	$445	$446,263